Debt obligations - Ability Surplus Notes Outstanding (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Par value	$ 77,752	$ 77,752	$ 65,500
Carrying Value of note	73,354	74,963
Interest and/or principal paid during current year		1,313	513
Subordinated Debt
Debt Instrument [Line Items]
Par value	17,250	14,250	14,250
Carrying Value of note	$ 17,250	14,250	14,250
Sentinel Security Life Insurance Company Surplus Notes
Debt Instrument [Line Items]
Interest and/or principal paid during current year		$ 113	$ 113
Sentinel Security Life Insurance Company Surplus Notes | Subordinated Debt
Debt Instrument [Line Items]
Interest rate	5.00%	5.00%	5.00%
Par value	$ 2,250	$ 2,250	$ 2,250
Carrying Value of note	$ 2,250	2,250	2,250
Pavonia Life Insurance Company of Michigan Surplus Notes
Debt Instrument [Line Items]
Interest and/or principal paid during current year		$ 1,200	$ 400
Pavonia Life Insurance Company of Michigan Surplus Notes | Subordinated Debt
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%	10.00%
Par value	$ 12,000	$ 12,000	$ 12,000
Carrying Value of note	$ 12,000	$ 12,000	$ 12,000
Atlantic Coast Life Insurance Company Surplus Notes | Subordinated Debt
Debt Instrument [Line Items]
Variable rate	6.00%
Par value	$ 3,000
Carrying Value of note	$ 3,000